SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

14.  SHARE BASED COMPENSATION

(a) Share options of the Company

On February 28, 2003, the Company adopted a share option plan (“2003 Option Plan”) under which the directors of the Company may, at their discretion, grant options to acquire ordinary shares to any senior executives (including directors) and employees of the Company and/or its subsidiaries. Share options vest annually over a period of 4 years and once vested can be exercised within 5 years from the date of grant. The 2003 Option Plan provides for the issuance of options of the Company’s ordinary shares in the amount of up to 5% of total ordinary and preferred shares outstanding. On May 30, 2005, the Company adopted a board resolution to increase shares reserved under the share option plan to 6% of total ordinary and preferred shares outstanding. On March 30, 2006, the Company adopted a shareholder resolution to increase shares reserved for the share options plan to 9% of total ordinary and preferred shares outstanding. This represented 4,784,226 options based on the then outstanding ordinary shares, which have been fully issued.

On October 2, 2006, the Company adopted a share incentive plan (“2006 Share Incentive Plan”) under which the directors of the Company may, at their discretion, grant awards to employees and directors of the Company or any of our related entities, which include our subsidiaries or any entities in which the Company holds a substantial ownership interest. Such awards include 1) share options; 2) restricted shares, which represent non-transferable ordinary shares, that may be subject to forfeiture; 3) restricted share units, which represent the right to receive the Company’s ordinary shares at a specified date in the future, which may be subject to forfeiture; 4) share appreciation rights, which provide for payment to the grantee based upon increases in the price of our ordinary shares over a set base price; and 5) dividend equivalent right, which represent the value of the dividends per share that the Company pay. The term of an award shall not exceed 10 years from the date of the grant, except that 10 years is the maximum term of share option granted. The term of each award will be stated in the award agreement. According to the annual general meetings on November 3, 2009 and September 15, 2011, the shareholders approved increases in the number of ordinary shares that may be granted under the 2006 Share Incentive Plan. As of December 31, 2013, the maximum number of ordinary shares permitted to be issued pursuant to awards under the 2006 Share Incentive Plan is up to 15,062,194 options. The 2006 Share Incentive Plan will expire in 2016. The characteristics of the awards granted during 2006 under this plan are similar to the awards granted under the 2003 Option Plan.

On February 24, 2011 and November 9, 2011, the Company granted 1,919,000 and 317,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 8.0297 and US$ 7.4567 per option, respectively.

On February 15, 2012, March 1, 2012, March 12, 2012 and November 26, 2012, the Company granted 40,000, 18,000, 433,250 and 6,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$7.1999, US$ 7.2419, US$ 6.3474 and US$5.2423 per option, respectively.

On January 1, 2013, April 15, 2013, June 8, 2013, June 17, 2013 and October 21, 2013, the Company granted 24,000, 420,750, 9,000, 12,000 and 6,000 share options to its employees under the 2006 Share Incentive Plan, which had a fair value of US$ 5.8901, US$ 4.4827, US$ 5.0809, US$ 4.9788 and US$ 6.0855 per option, respectively.

The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the years ended December 31, 2011, 2012 and 2013:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2011	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418
Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634
Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Granted	471,750	US$	12.6852
Exercised	(2,906,664)	US$	10.8219
Forfeited	(228,876)	US$	14.9943
Cancelled	(35,250)	US$	15.8295
Outstanding as of December 31, 2013	3,572,596	US$	14.9599	2.20	US$	24.51
Vested and exercisable as of December 31, 2013	1,377,738	US$	14.3901	1.52	US$	10.24

The aggregate intrinsic value represents the total intrinsic value based on the Company’s closing stock price of US$ 12.90, US$ 14.45 and US$ 21.82 per share as of December 31, 2011, 2012 and 2013, respectively.

The following is information relating to options outstanding as of December 31, 2013:

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$7.3300	US$	7.3300	287,400	0.53	287,400	0.53
US$13.290	US$	13.290	68,900	0.83	68,900	0.83
US$16.165	US$	16.165	787,900	1.21	429,774	1.21
US$20.515	US$	22.975	30,000	1.86	-	-
US$22.975	US$	22.975	107,000	1.86	53,400	1.86
US$16.355	US$	16.355	1,213,392	2.15	398,892	2.15
US$15.615	US$	15.615	248,500	2.85	98,500	2.85
US$15.275	US$	15.275	40,000	3.12	10,000	3.12
US$15.340	US$	15.340	4,500	3.16	-	-
US$13.430	US$	13.430	329,754	3.19	30,872	3.19
US$12.780	US$	12.780	4,500	3.90	-	-
US$14.640	US$	14.640	24,000	4.00	-	-
US$12.385	US$	12.385	399,750	4.29	-	-
US$14.735	US$	14.735	12,000	4.46	-	-
US$14.915	US$	14.915	9,000	4.44	-	-
US$18.470	US$	18.470	6,000	4.81	-	-
			3,572,596		1,377,738

In connection with the share options granted during the years ended December 31, 2011, 2012 and 2013, the Company recognized share-based compensation expense of RMB 76,535, RMB 79,084 and RMB 56,264, respectively. As of December 31, 2013, there was RMB 56,106 of unrecognized share-based compensation cost related to unvested share options which is expected to be recognized over a weighted average period of 1.94 years.

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2011	2012	2013
Risk-free interest rate(1)	0.5128% to 1.4348%	0.4418% to 0.5960%	0.4218% to 0.7875%
Expected life (years) (2)	3.41 to 3.56	3.55 to 3.56	3.42 to 3.55
Expected dividend yield(3)	-	-	-
Expected Volatility (4)	67.01% to 69.38%	56.50% to 66.08%	44.65% to 55.24%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.

(b) Restricted share units of the Company

In 2012 and 2013, the Company granted 1,055,940 and 956,526 restricted share units (“RSU”) to employees, respectively, under the 2006 Share Incentive Plan, which vest annually over a period of 4 years since grant date.

The total share-based compensation cost amounted to RMB 13,828 and RMB 28,193 for the year ended December 31, 2012 and 2013. As of December 31, 2013, there was RMB 102,846 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 2.93 years. Total unrecognized compensation cost may be adjusted for further changes in estimated forfeitures.

The following summarizes the Company’s RSU activities as of and for the years ended December 31, 2012 and 2013:

	RSUs	Weighted average grant date fair value(US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	-		-	-
Granted	1,055,940	US$	13.4705
Exercised	-		-
Forfeited	(88,666)	US$	13.4552
Cancelled	-		-
Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Granted	956,526	US$	13.0755
Exercised	(235,882)	US$	13.4599
Forfeited	(105,090)	US$	12.9531
Cancelled	-		-
Outstanding as of December 31, 2013	1,582,828	US$	13.2558	3.89

The following is information relating to RSU outstanding as of December 31, 2013:

	Outstanding
	Number of shares	Weighted-average remaining contractual life (years)
US$15.275	30,000	3.12
US$15.340	4,500	3.16
US$13.430	566,296	3.19
US$12.780	66,000	3.88
US$14.640	24,000	4.00
US$12.385	767,128	4.29
US$14.735	12,000	4.46
US$14.915	9,000	4.44
US$18.470	6,000	4.81
US$17.685	97,904	4.85
	1,582,828

(c) Share options of the Yitel

In July 2012, the Board of Directors of Yitel Hotel Management (Hong Kong) Limited (“Yitel”) passed a resolution to adopt Stock Option Plan (“the Yitel Option Plan”) that provides for the granting of options to key employees of Yitel to acquire ordinary shares of Yitel at a US$ 0.1 exercise price as determined by the Administrator or the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 14,862,000 ordinary shares for the issuance under the Yitel Option Plan. In 2012 and 2013, the Board of Directors of Yitel passed resolutions to increase in the number of ordinary shares that may be granted under the Yitel Option Plan. As of December 31, 2013, the maximum number of ordinary shares permitted to be issued pursuant to awards under the Yitel Option Plan is up to 34,411,765 options.

On July 1, 2012, January 1, 2013, June 30, 2013 and December 31, 2013, Yitel granted 10,308,000, 1,610,000, 8,768,000 and 2,856,000 share options to its employees under the Yitel Option Plan, which had a fair value of US$ 0.05, US$ 0.05, US$ 0.06 and US$ 0.06 per option, respectively.

The following summarizes Yitel’s share option activity under the Yitel Option Plan as of and for the years ended December 31, 2012 and 2013:

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2012	-		-	-		-
Granted	10,308,000	US$	0.10
Exercised	-		-
Forfeited	(126,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Vested and exercisable as of December 31, 2012	-		-	-		-

Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Granted	13,234,000	US$	0.11
Exercised	-		-
Forfeited	(2,002,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31, 2013	21,414,000	US$	0.11	9.11	US$	0.46
Vested and exercisable as of December 31, 2013	2,227,000		-	8.50	US$	0.07

The aggregate intrinsic value represents the total intrinsic value based on the fair value for the Yitel’s common share of US$ 0.11 and US$ 0.13 per share as of December 31, 2012 and 2013, respectively.

The following is information relating to options outstanding as of December 31, 2013:

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual

US$0.10	US$	0.10	8,908,000	8.5	2,227,000	8.5
US$0.11	US$	0.11	1,456,000	9.0	-	-
US$0.11	US$	0.11	8,194,000	9.5	-	-
US$0.13	US$	0.13	2,856,000	10.0	-	-
			21,414,000		2,227,000

Yitel granted the share options containing an exercise price denominated in US$, which is not the functional currency of Yitel. Thus, those share options are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of operations. Total compensation cost in connection with Yitel hotel’s options was RMB 464 and RMB 1,558 for the years ended December 31, 2012 and 2013 respectively. Total liability balance associated with the awards, which was recorded as other liability, was RMB 464 and RMB 2,022 as of December 31, 2012 and 2013. There was no income tax benefit recognized in the statements of operations for share-based compensation plans in the year ended December 31, 2013.

Under ASC 718, Yitel calculated the estimated fair value of the liability awards at December 31, 2012 and 2013 using the Black-Scholes option pricing model with the following assumptions:

	As at December 31, 2012	As at December 31, 2013
Risk-free interest rate (per annum)	0.75% to 1.11%	1.39% to 2.45%
Expected life (years)	5.00 to 6.50	4.25 to 7.00
Expected dividend yield (%)	-	-
Expected volatility (%)	46% to 54%	49% to 53%
Fair value per ordinary share (US$)	0.11	0.13

Yitel estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. Yitel has no history or expectation of paying dividends on its ordinary shares. Yitel estimated the expected life based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese Government bonds for the term approximating the expected life of award at the time of grant.